STATEMENTS OF OPERATIONS (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Revenues:
Oil and gas sales	$ 4,927,024		$ 968,980							$ 10,841,391	$ 3,012,016	$ 3,843,420	$ 6,939,999	$ 6,133,299
Total revenues	4,927,024	831,404	968,980	1,039,376	1,003,660	946,679	1,273,919	3,303,365	1,416,036	10,841,391	3,012,016	3,843,420	6,939,999	6,133,299
Operating costs and expenses:
Oil and gas production, operating and development costs	3,105,635		325,906							6,409,143	1,579,221	1,872,186	1,972,223	1,857,528
General and administrative expenses	1,444,340		562,692							3,953,682	1,581,451	2,332,946	3,572,260	3,156,860
Depreciation, depletion and non-loan-related amortization	2,685,149		751,075							5,726,591	2,537,883	3,248,260	6,090,529	3,707,255
Total operating costs and expenses	7,322,052		1,639,673							16,263,272	5,698,555	7,453,392	11,635,012	8,721,643
Operating income (loss)	(2,395,028)		(670,693)							(5,421,881)	(2,686,539)	(3,609,972)	(4,695,013)	(2,588,344)
Non-operating income (expense):
Other income	3,933		536							9,427	666,074	666,270	2,927	8,098
Interest expense, including amortization of loan discount	(3,475,967)		(1,258,240)							(8,166,410)	(2,110,403)	(2,470,516)	(7,729,992)	(7,648,622)
Amortization of loan costs	(301,217)		(260,000)							(587,481)	(260,000)	(520,000)	(68,554)	(60,368)
Total non-operating income (expense)	(9,081,561)		(1,517,704)							1,271,604	(1,704,329)	(2,324,246)	(7,795,619)	(7,700,892)
Loss before income taxes	(11,476,589)	(1,543,350)	(2,188,397)	(439,586)	(1,762,885)	(3,650,314)	(3,580,358)	(2,661,177)	(2,598,783)	(4,150,277)	(4,390,868)	(5,934,218)	(12,490,632)	(10,289,236)
Provision for income taxes	0									0		0
Net loss	(11,476,589)	(1,543,350)	(2,188,397)	(439,586)	(1,762,885)	(3,650,314)	(3,580,358)	(2,661,177)	(2,598,783)	(4,150,277)	(4,390,868)	(5,934,218)	(12,490,632)	(10,289,236)
Dividends on preferred shares	(387,458)		(228,500)							(1,009,047)	(681,800)	(917,300)	(874,239)	(860,755)
Net loss available to common shareholders	$ (11,864,047)	$ (1,778,850)	$ (2,416,897)	$ (668,486)	$ (1,987,285)	$ (3,867,413)	$ (3,797,413)	$ (2,881,219)	$ (2,818,825)	$ (5,159,324)	$ (5,072,668)	$ (6,851,518)	$ (13,364,871)	$ (11,149,991)
Net loss per common share - basic and diluted (in dollars per share)	$ (0.15)	$ (0.02)	$ (0.03)	$ (0.01)	$ (0.03)	$ (0.05)	$ (0.05)	$ (0.04)	$ (0.03)	$ (0.07)	$ (0.06)	$ (0.09)	$ (0.17)	$ (0.15)
Weighted average common shares outstanding (in shares)	77,505,908	77,360,908	77,265,047	77,215,908	77,215,908	77,215,908	77,193,930	76,815,908	76,815,908	77,479,184	77,232,049	77,263,381	77,009,351	76,048,925